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APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                         ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                        PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
                                            P.O. Box 2999
                                       Hartford, CT 06104-2999

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:


     Single Class


 ______________________________________________________________________________
 3. Investment Company Act File Number: 811-7622


    Securities Act File Number: 33-73572
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                       December 31, 1995

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       N/A
                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       N/A


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                  See Attached

  _____________________________________________________________________________

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                                       22
 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                  See Attached



 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                       N/A

 ______________________________________________________________________________

 12. Calculation of registration fee:  See Attached

     (i) Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2
         (from Item 10):                                    $__________________

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                    +__________________

   (iii) Aggregate price of share redeemed or repurchased
         during the fiscal year (if applicable):            -__________________

    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing
         fees pursuant to rule 24e-2 (if applicable):       +___________________

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         [line (i), plus line (ii), less line (iii), plus
         line (iv)] (if applicable):                         ___________________

    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see Instruction C.6):                  x___________________

   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]:
                                                             ===================

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2-21-96

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Greg Bubnash
                            ----------------------------------------------
                            Assistant Director - Greg Bubnash
                            ----------------------------------------------

  Date 2/20/96
       -------

*Please print the name and title of the signing officer below the signature
_______________________________________________________________________________
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

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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
-------------------------------------------------------------------------------------------------------------------
SECURITIES ACT FILE NUMBER: 33-73572
-------------------------------------------------------------------------------------------------------------------
                                               AMOUNT          AMOUNT        NET SOLD /  OFFERING PRICE   AMOUNT OF
-------------------------------------------------------------------------------------------------------------------
                                                SOLD          REDEEMED      (REDEEMED)     02/12/1996    FILING FEE
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam Asia Pacific Growth       2,967,194       1,674,275      1,292,919     10.622468       4,735.86
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam Diversified Income        4,858,490       2,460,461      2,398,029     11.478127       9,491.34
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam Global Allocation         2,875,939       1,355,282      1,520,657     20.625115      10,815.08
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam Global Growth Fund       12,786,281       7,904,170      4,882,111     15.479840      26,060.10
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam Gov't High Qual Bond      3,422,316       2,056,547      1,365,769     18.484364       8,705.30
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ILA Director Putnam Growth & Income Fund     19,641,011       3,990,957     15,650,054     28.737903     155,086.12
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam High Yield Bond Fund      7,867,925       4,417,377      3,450,548     21.031451      25,024.15
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam Money Market Fund       202,900,284     175,330,479     27,569,805      1.390225      13,216.63
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam New Opportunities        18,583,370       4,290,466     14,292,904     16.108139      79,390.37
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam Utilities Grw & Inc.      5,034,110       2,583,929      2,450,181     14.686456      12,408.44
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam Voyager Fund             12,913,489       3,258,793      9,654,696     34.074461     113,440.88
-------------------------------------------------------------------------------------------------------------------
                                                                                                         458,374.27
-------------------------------------------------------------------------------------------------------------------

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

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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
-------------------------------------------------------------------------------------------------------------------
SECURITIES ACT FILE NUMBER: 33-73572
-------------------------------------------------------------------------------------------------------------------
                                             ITEM 9, 10    ITEM 12 (iii)  ITEM 12 (iii)   ITEM 12 (vi)  ITEM 12 (vii)
                                              $ Amount       $ Amount       $ Amount       MULTIPLIER        FEE
-------------------------------------------------------------------------------------------------------------------
                                               Sold          Redeemed     Redeemed-Used                      DUE
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam Asia Pacific Growth      31,518,923      17,784,933     17,784,933        1/2900       4,735.86
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam Diversified Income       55,766,365      28,241,484     28,241,484        1/2900       9,491.34
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam Global Allocation        59,316,573      27,952,847     27,952,847        1/2900      10,815.08
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam Global Growth Fund      197,929,584     122,355,287    122,355,287        1/2900      26,060.10
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam Gov't High Qual Bond     63,259,335      38,013,963     38,013,963        1/2900       8,705.30
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam Growth & Income Fund    564,441,469     114,691,735    114,691,735        1/2900     155,086.12
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam High Yield Bond Fund    165,473,879      92,903,848     92,903,848        1/2900      25,024.15
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam Money Market Fund       282,077,047     243,748,815    243,748,815        1/2900      13,216.63
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam New Opportunities       299,343,507      69,111,423     69,111,423        1/2900      79,390.37
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam Utilities Grw & Inc.     73,933,235      37,948,760     37,948,760        1/2900      12,408.44
-------------------------------------------------------------------------------------------------------------------
ILA Director Putnam Voyager Fund            440,020,177     111,041,615    111,041,615        1/2900     113,440.88
-------------------------------------------------------------------------------------------------------------------
                                          2,233,080,095     903,794,709    903,794,709                   458,374.27
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